Acquisitions - Purchase Price Allocation (Details) - USD ($) $ in Thousands	Jul. 01, 2022	Dec. 31, 2020
Tove Knutsen
Acquisitions
Purchase consideration		$ 21,898
Less: Fair value of net assets acquired:
Vessels and equipment		117,978
Cash		804
Inventories		136
Derivatives assets (liabilities)		(3,537)
Others current assets		270
Long-term debt		(93,139)
Deferred debt issuance		769
Trade accounts payable		(430)
Accrued expenses		(622)
Amounts due to related parties		(331)
Subtotal		$ 21,898
Synnve Knutsen
Acquisitions
Purchase consideration	$ 37,907
Less: Fair value of net assets acquired:
Vessels and equipment	119,119
Cash	5,702
Inventories	291
Derivatives assets (liabilities)	958
Others current assets	211
Amounts due from related parties	53
Long-term debt	(87,661)
Deferred debt issuance	592
Trade accounts payable	(160)
Accrued expenses	(694)
Amounts due to related parties	(503)
Income tax payable	(1)
Subtotal	$ 37,907